Operating Leases - Time and bareboat chartered-in vessels (Details) - USD ($)	1 Months Ended	3 Months Ended
	Apr. 30, 2017	Mar. 31, 2019	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			$ 68,072,000	$ 50,700,000
Daily Rate Bareboat Charter		$ 6,300
Vessels [member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Sale leaseback transaction, deposit per vessel			4,350,000		$ 4,350,000
Vessels [member] | Handymax [Member] | Silent [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Vessels [member] | Handymax [Member] | Single [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Daily Rate Bareboat Charter		6,300
Vessels [member] | Handymax [Member] | Star I [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Daily Rate Bareboat Charter		$ 6,300
Vessels [member] | Handymax [Member] | Steel [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Vessels [member] | Handymax [Member] | Sky [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Vessels [member] | Handymax [Member] | Stone I [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Vessels [member] | Handymax [Member] | Style [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			6,300
Vessels [member] | MR [Member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Sale and leaseback, term of lease	8 years
Leaseback, daily rate	$ 8,800
Sale leaseback transaction, gross proceeds per vessel	29,000,000
Sale leaseback transaction, deposit per vessel	$ 4,350,000
Vessels [member] | MR [Member] | Miss Benedetta [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate			14,000
Vessels [member] | MR [Member] | STI Beryl [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			8,800
Vessels [member] | MR [Member] | STI Le Rocher [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			8,800
Vessels [member] | MR [Member] | STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			$ 8,800